UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0002067628

SSI ABS-2025-1 Issuer, LLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable) Not applicable

Central Index Key Number of underwriter (if applicable) Not applicable

Song Yi, (301) 944-5185

(Name and telephone number, including area code, of the person to contact in connection with this filing)

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01: Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibits 99.1 and Exhibit 99.2 for the related information.

§

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

SSI ABS-2025-1 ISSUER, LLC,

By:	/s/ Song Yi
Name:	Song Yi
Title:	Chief Financial Officer

Date: June 5, 2025

EXHIBIT INDEX

Exhibit No.	Description

99.1	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated as of May 27, 2025, of Ernst & Young LLP.

99.2	Limited Due Diligence Independent Engineer’s Report for Standard Solar Developer Review 2025, dated as of June 4, 2025, of ICF Resources, LLC